Concentrations of Credit Risk and Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Suppliers A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%
Suppliers B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%
Customers A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%		19.00%
Customers B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	19.00%
Customers C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%
IIG Ltd. (Related Party) [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			24.00%

[1]	Less than 10%